Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2021	$472,401	$(343,019)	$5,398	$134,780
Other comprehensive income (loss)	106,669	(81,735)	—	24,934
December 31, 2022	579,070	(424,754)	5,398	159,714
Other comprehensive income (loss)	(33,433)	21,195	—	(12,238)
December 31, 2023	$545,637	$(403,559)	$5,398	$147,476